Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Revenue from Each Segment, Income from Operations
The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2017, 2018 and 2019:

	For the y ear ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues:
Utility Products and Related Services	3,439,563	3,119,483	1,573,030	225,952
Mobile Entertainment	1,496,443	1,778,867	1,871,543	268,830
AI and others	38,751	83,355	143,122	20,558

Total consolidated revenues	4,974,757	4,981,705	3,587,695	515,340

Operating income (loss):
Utility Products and Related Services	979,447	1,034,968	297,099	42,676
Mobile Entertainment	(417,350)	(312,515)	(375,278)	(53,905)
AI and others	(41,901)	(170,113)	(359,628)	(51,657)
Unallocated expenses(i)	(73,316)	(85,118)	(673,105)	(96,687)

Total consolidated operating (loss) income	446,880	467,222	(1,110,912)	(159,573)

(i)	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.